Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value

Assets measured at fair value are summarized below.

Fair Value Measurements at December 31, 2016 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$37,446	$—
Obligations of states and political subdivisions	—	94,998	—
Mortgage-backed securities in government sponsored entities	—	62,642	—
Equity securities in financial institutions	—	778	—
Fair value swap asset	—	—	1,839
Liabilities measured at fair value on a recurring basis:
Fair value swap liability	—	—	1,839
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$952
Other Real Estate Owned	—	—	37

Fair Value Measurements at December 31, 2015 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$40,937	$—
Obligations of states and political subdivisions	—	92,152	—
Mortgage-backed securities in government sponsored entities	—	62,573	—
Equity securities in financial institutions	—	587	—
Fair value swap asset	—	—	1,962
Liabilities measured at fair value on a recurring basis:
Fair value swap liability	—	—	1,962
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$759
Other Real Estate Owned	—	—	109

Quantitative Information about Level 3 Fair Value Measurements

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2016 and 2015.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2016	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$952	Appraisal of collateral	Appraisal adjustments	10% - 67%	64%
			Liquidation expense	0% - 10%	4%
			Holding period	0 - 30 months	19 months
Other real estate owned	$37	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%
			Liquidation expense	0% - 10%	10%

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2015	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$759	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%
			Liquidation expense	0% - 10%	10%
			Holding period	0 - 30 months	17 months
Other real estate owned	$109	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%
			Liquidation expense	0% - 10%	10%

Carrying Amount and Fair Value of Financial Instruments

The carrying amount and fair value of financial instruments were as follows:

December 31, 2016	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$36,695	$36,695	$36,695	$—	$—
Securities available for sale	195,864	195,864	—	195,864	—
Loans, held for sale	2,268	2,268	2,268	—	—
Loans, net of allowance for loan losses	1,042,201	1,047,329	—	—	1,047,329
Other securities	14,055	14,055	14,055	—	—
Bank owned life insurance	24,552	24,552	24,552	—	—
Accrued interest receivable	3,854	3,854	3,854	—	—
Swap asset	1,839	1,839	—	1,839	—
Financial Liabilities:
Nonmaturing deposits	913,677	913,677	913,677	—	—
Time deposits	207,426	207,784	—	—	207,784
Short-term FHLB advances	31,000	31,007	31,007	—	—
Long-term FHLB advances	17,500	17,553	—	—	17,553
Securities sold under agreement to repurchase	28,925	28,925	28,925	—	—
Subordinated debentures	29,427	27,414	—	—	27,414
Accrued interest payable	181	181	181	—	—
Swap liability	1,839	1,839	—	1,839	—

December 31, 2015	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$35,561	$35,561	$35,561	$—	$—
Securities available for sale	196,249	196,249	—	196,249	—
Loans, held for sale	2,698	2,698	2,698	—	—
Loans, net of allowance for loan losses	987,166	986,848	—	—	986,848
Other securities	13,452	13,452	13,452	—	—
Bank owned life insurance	20,104	20,104	20,104	—	—
Accrued interest receivable	3,902	3,902	3,902	—	—
Swap asset	1,962	1,962	—	1,962	—
Financial Liabilities:
Nonmaturing deposits	840,984	840,984	840,984	—	—
Time deposits	211,049	212,006	—	—	212,006
Short-term FHLB advances	53,700	52,906	52,906	—	—
Long-term FHLB advances	17,500	17,687	—	—	17,687
Securities sold under agreement to repurchase	25,040	25,040	25,040	—	—
Subordinated debentures	29,427	25,572	—	—	25,572
Accrued interest payable	120	120	120	—	—
Swap liability	1,962	1,962	—	1,962	—